UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and
Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1. Reports to Stockholders

Delaware Enhanced Global Dividend and Income Fund Semiannual report May 31, 2016

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com/closed-end.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock	68.80%
Consumer Discretionary	8.94%
Consumer Staples	6.92%
Diversified REITs	0.58%
Energy	5.25%
Financials	8.69%
Healthcare	8.78%
Healthcare REITs	0.13%
Hotel REITs	0.43%
Industrial REITs	0.52%
Industrials	9.62%
Information Technology	5.77%
Mall REITs	0.60%
Manufactured Housing REIT	0.13%
Materials	2.77%
Mixed REIT	0.02%
Mortgage REITs	0.28%
Multifamily REITs	0.64%
Office REITs	1.33%
Self-Storage REITs	0.10%
Shopping Center REITs	1.35%
Single Tenant REIT	0.24%
Telecommunications	4.38%
Utilities	1.33%

Convertible Preferred Stock	2.57%

Exchange-Traded Note	0.05%

Agency Collateralized Mortgage Obligations	0.04%

Agency Mortgage-Backed Securities	0.05%

Commercial Mortgage-Backed Securities	0.06%

Convertible Bonds	13.05%
Brokerage	0.46%
Capital Goods	0.07%
Communications	1.84%
Consumer Cyclical	0.93%
Consumer Non-Cyclical	2.31%
Energy	0.26%
Financials	1.29%
Healthcare	0.20%
Industrials	0.50%
Real Estate Investment Trusts	1.86%
Technology	3.15%
Transportation	0.18%

Corporate Bonds	42.86%

Security type / sector	Percentage of net assets

Banking	2.02%
Basic Industry	3.15%
Brokerage	0.01%
Capital Goods	3.94%
Communications	4.30%
Consumer Cyclical	3.58%
Consumer Non-Cyclical	3.78%
Electric	0.42%
Energy	5.62%
Financials	0.28%
Healthcare	3.96%
Insurance	0.80%
Media	4.13%
Natural Gas	0.00%
Real Estate Investment Trusts	0.98%
Services	2.09%
Technology	2.54%
Transportation	0.46%
Utilities	0.80%

Non-Agency Asset-Backed Securities	0.02%

Non-Agency Collateralized Mortgage Obligations	0.06%

Senior Secured Loans	2.60%

Sovereign Bonds	3.62%

U.S. Treasury Obligations	0.79%

Leveraged Non-Recourse Security	0.00%

Master Limited Partnership	0.56%

Preferred Stock	1.02%

Rights	0.02%

Warrant	0.00%

Short-Term Investments	4.57%

Total Value of Securities	140.74%

Borrowing Under Line of Credit	(41.94%)

Receivables and Other Assets Net of Liabilities	1.20%

Total Net Assets	100.00%

(continues)	1

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Country*	Percentage of net assets

Australia	1.26%
Austria	0.12%
Barbados	0.28%
Belgium	0.04%
Bermuda	0.54%
Canada	3.40%
Cayman Islands	0.66%
China/Hong Kong	3.01%
Colombia	0.28%
Denmark	1.01%
France	9.01%
Germany	3.59%
Indonesia	3.32%
Ireland	0.69%
Israel	1.39%
Italy	0.76%
Jamaica	0.77%
Japan	10.57%
Luxembourg	0.80%
Mexico	2.74%
Netherlands	2.74%
Puerto Rico	0.27%
Republic of Korea	0.98%
Russia	0.46%
Singapore	0.03%
Spain	0.11%
Sweden	2.03%
Switzerland	2.63%
United Kingdom	6.97%
United States	75.71%

Total	136.17%

*Allocation includes all investments except for short-term investments.

The percentage of net assets exceeds 100.00% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 5 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 68.80%❖

Consumer Discretionary – 8.94%
Bayerische Motoren Werke	19,233	$1,624,015
Ford Motor	64,700	872,803
Johnson Controls	16,200	715,230
Kering	6,238	1,007,444
Mattel	20,500	653,540
Nitori Holdings	19,008	1,932,813
Publicis Groupe	10,567	764,935
Sumitomo Rubber Industries	93,000	1,368,944
Target	11,100	763,458
Techtronic Industries	365,000	1,467,844
Toyota Motor	45,005	2,350,331
Yue Yuen Industrial Holdings	653,000	2,462,169

		15,983,526

Consumer Staples – 6.92%
Archer-Daniels-Midland	14,700	628,719
Aryzta †	34,933	1,390,291
Carlsberg Class B	18,687	1,803,090
Coca-Cola Amatil	147,683	947,832
ConAgra Foods	12,500	571,250
Japan Tobacco	54,200	2,154,589
Kimberly-Clark	7,600	965,504
Kraft Heinz	13,600	1,131,384
Procter & Gamble	12,300	996,792
Reynolds American	13,064	649,281
Tesco †	475,663	1,137,418

		12,376,150

Diversified REITs – 0.58%
Gramercy Property Trust	45,084	402,600
Investors Real Estate Trust	10,260	63,817
Lexington Realty Trust	14,178	133,982
Mapletree Logistics Trust	70,996	50,266
Orix JREIT	40	63,322
Vornado Realty Trust	1,973	188,461
Wereldhave	2,500	127,301

		1,029,749

Energy – 5.25%
Chevron	7,800	787,800
CNOOC	986,000	1,177,503
ConocoPhillips	17,500	766,325
Occidental Petroleum	7,200	543,168
Royal Dutch Shell ADR	20,300	990,234
Spectra Energy	23,100	735,966
Suncor Energy	42,700	1,179,391
TOTAL	33,645	1,634,978
TOTAL ADR	21,600	1,048,032

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Energy (continued)
Williams	23,500	$520,760

		9,384,157

Financials – 8.69%
Arthur J. Gallagher	22,300	1,077,759
Ashford †	632	33,117
AXA	86,144	2,164,251
Bank Rakyat Indonesia Persero	1,475,100	1,117,664
BB&T	28,600	1,040,182
ING Groep CVA	129,195	1,609,268
Mitsubishi UFJ Financial Group	485,328	2,427,188
Nordea Bank	183,171	1,777,613
Nordea Bank FDR	43,363	420,721
Solar Capital	8,309	152,969
Standard Chartered	205,531	1,575,625
UniCredit	350,514	1,121,638
Wells Fargo	20,000	1,014,400

		15,532,395

Healthcare – 8.78%
AbbVie	16,800	1,057,224
Amgen	3,500	552,825
AstraZeneca ADR	33,700	1,000,890
Johnson & Johnson	11,100	1,250,859
Merck	21,700	1,220,842
Novartis	30,967	2,458,045
Pfizer	38,460	1,334,562
Sanofi	32,077	2,630,031
STADA Arzneimittel	32,292	1,719,595
Teva Pharmaceutical Industries ADR	47,900	2,484,573

		15,709,446

Healthcare REITs – 0.13%
Healthcare Trust of America Class A	3,897	117,611
Welltower	1,589	109,498

		227,109

Hotel REITs – 0.43%
Ashford Hospitality Prime	14,889	161,099
Ashford Hospitality Trust	61,800	310,854
Host Hotels & Resorts	5,587	86,040
Pebblebrook Hotel Trust	3,985	100,502
Summit Hotel Properties @	9,300	108,810

		767,305

Industrial REITs – 0.52%
Duke Realty	11,447	270,950

(continues)	3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Industrial REITs (continued)
Goodman Group	49,447	$254,096
Prologis Property Mexico	116,800	176,433
Terreno Realty	9,357	224,007

		925,486

Industrials – 9.62%
CSX	20,900	552,387
Deutsche Post	62,609	1,826,187
East Japan Railway	24,461	2,238,788
ITOCHU	186,702	2,346,104
Koninklijke Philips	64,173	1,729,359
Meggitt	230,888	1,297,498
Rexel	47,870	732,094
Teleperformance	27,778	2,422,506
United Technologies	5,400	543,132
Vinci	32,386	2,435,557
Waste Management	17,600	1,072,720

		17,196,332

Information Technology – 5.77%
CA @	40,300	1,302,496
Canon ADR	22,700	654,895
CGI Group Class A †	48,140	2,251,440
Cisco Systems	44,200	1,284,010
Intel	37,500	1,184,625
Playtech	110,918	1,364,705
Samsung Electronics	1,614	1,749,696
Xerox @	53,400	532,398

		10,324,265

Mall REITs – 0.60%
General Growth Properties	7,214	193,840
Pennsylvania Real Estate Investment Trust	8,500	179,350
Simon Property Group	3,570	705,575

		1,078,765

Manufactured Housing REIT – 0.13%
Equity LifeStyle Properties	3,156	231,335

		231,335

Materials – 2.77%
Alamos Gold	71,988	460,578
Dow Chemical	12,700	652,272
EI du Pont de Nemours	9,700	634,477
Rexam	193,224	1,758,895
Rio Tinto	29,248	822,869
Tarkett	6,400	215,089
Yamana Gold	95,766	403,848

		4,948,028

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Mixed REIT – 0.02%
PS Business Parks	400	$39,492

		39,492

Mortgage REITs – 0.28%
Colony Capital	3,765	68,975
Starwood Property Trust	20,900	430,958

		499,933

Multifamily REITs – 0.64%
ADO Properties 144A #	9,915	358,207
American Homes 4 Rent	10,926	200,383
Apartment Investment & Management	3,765	160,577
Equity Residential	1,365	94,472
Gecina	893	126,137
Post Properties	2,620	158,693
Vonovia	1,371	46,991

		1,145,460

Office REITs – 1.33%
alstria office REIT	33,657	439,832
Champion REIT	125,000	65,470
Easterly Government Properties	38,559	721,824
Equity Commonwealth @†	11,822	341,538
Hudson Pacific Properties	2,339	65,749
Intervest Offices & Warehouses	2,500	69,499
Kenedix Office Investment	50	284,463
Mack-Cali Realty	3,006	78,877
Parkway Properties	10,442	182,213
SL Green Realty	1,235	125,180

		2,374,645

Self-Storage REITs – 0.10%
Extra Space Storage	1,385	128,763
Jernigan Capital	4,000	55,600

		184,363

Shopping Center REITs – 1.35%
Brixmor Property Group	7,238	182,759
Charter Hall Retail REIT	71,117	246,719
DDR	9,513	163,719
First Capital Realty	2,922	46,838
Kimco Realty	10,266	289,296
Kite Realty Group Trust	12,316	330,931
Klepierre	1,425	65,181
Link REIT	33,000	202,780
Ramco-Gershenson Properties Trust	19,634	353,608

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Shopping Center REITs (continued)
Retail Properties of America	5,858	$92,849
Scentre Group	40,548	136,566
Urban Edge Properties	2,364	63,473
Westfield	16,989	131,629
Wheeler Real Estate Investment Trust	68,360	103,224

		2,409,572

Single Tenant REIT – 0.24%
STORE Capital	17,193	438,937

		438,937

Telecommunications – 4.38%
AT&T	32,000	1,252,800
Century Communications @=†	125,000	0
Mobile TeleSystems ADR	95,000	832,200
Nippon Telegraph & Telephone	70,302	3,082,279
Tele2 Class B	164,029	1,439,446
Verizon Communications	24,200	1,231,780

		7,838,505

Utilities – 1.33%
American Water Works	800	59,280
Edison International	7,600	544,388
National Grid	73,185	1,067,395
National Grid ADR	9,700	715,957

		2,387,020

Total Common Stock (cost $117,780,154)		123,031,975

Convertible Preferred Stock – 2.57%

Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	8,000	872,960
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28 @	6,583	319,275
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	12,500	590,250
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	251	12,173

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	510	$713,480
Maiden Holdings 7.25% exercise price $15.11, expiration date 9/15/16	13,476	655,877
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	695	854,412
Weyerhaeuser 6.375% exercise price $32.72, expiration date 7/1/16	11,489	583,182

Total Convertible Preferred Stock (cost $4,669,598)		4,601,609

Exchange-Traded Note – 0.05%

iPATH S&P 500 VIX Short-Term Futures ETN †	6,250	84,750

Total Exchange-Traded Note (cost $1,178,000)		84,750

	Principal amount°

Agency Collateralized Mortgage Obligations – 0.04%

Fannie Mae REMICs Series 2001-50 BA 7.00% 10/25/41	54,358	63,092
Freddie Mac REMICs Series 2557 WE 5.00% 1/15/18	6,988	7,145

Total Agency Collateralized Mortgage Obligations (cost $62,487)		70,237

Agency Mortgage-Backed Securities – 0.05%

Fannie Mae ARM
2.385% 3/1/38 ●	6,885	7,215
2.41% 10/1/36 ●	5,328	5,607
2.411% 5/1/43 ●	3,984	4,073
2.496% 11/1/35 ●	4,004	4,232
2.553% 6/1/43 ●	1,743	1,792
2.571% 10/1/36 ●	7,679	8,128
2.834% 4/1/36 ●	14,280	15,098
2.871% 4/1/36 ●	5,250	5,567
3.28% 9/1/43 ●	3,430	3,577
Freddie Mac ARM
2.404% 10/1/36 ●	8,050	8,514
2.518% 7/1/36 ●	3,661	3,871

(continues)	5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2011-K15 B 144A 4.948% 8/25/44 #●	10,000	$10,882
Series 2012-K22 B 144A 3.686% 8/25/45 #●	10,000	10,261

Total Agency Mortgage-Backed Securities (cost $86,114)		88,817

Commercial Mortgage-Backed Securities – 0.06%

Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.808% 2/10/51 ●	35,000	36,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 AM 5.44% 5/15/45	35,000	35,099
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	10,000	9,947
Series 2006-C6 AM 5.413% 9/15/39	20,000	20,122

Total Commercial Mortgage-Backed Securities (cost $109,103)		101,648

Convertible Bonds – 13.05%

Brokerage – 0.46%
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	818,000	825,157

		825,157

Capital Goods – 0.07%
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	156,000	129,090

		129,090

Communications – 1.84%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	1,349,000	1,291,667
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #@	1,124,000	1,145,075

	Principal	Value
	amount°	(U.S. $)

Convertible Bonds (continued)

Communications (continued)
Liberty Interactive 144A 1.00% exercise price $64.20, maturity date 9/30/43 #	975,000	$851,906

		3,288,648

Consumer Cyclical – 0.93%
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	565,000	556,172
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	1,149,000	1,110,221

		1,666,393

Consumer Non-Cyclical – 2.31%
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	701,000	834,628
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	597,000	769,384
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	439,000	498,539
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	922,000	899,526
Vector Group
1.75% exercise price $24.64, maturity date 4/15/20	838,000	909,754
2.50% exercise price $15.98, maturity date 1/15/19 ●	157,000	220,332

		4,132,163

Energy – 0.26%
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	501,000	455,597

		455,597

Financials – 1.29%
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	872,000	880,720

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Financials (continued)
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	824,000	$779,710
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	666,000	653,513

		2,313,943

Healthcare – 0.20%
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	369,000	365,770

		365,770

Industrials – 0.50%
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	962,000	888,046

		888,046

Real Estate Investment Trusts – 1.86%
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	1,069,000	1,144,498
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	887,000	958,519
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	1,219,000	1,218,244

		3,321,261

Technology – 3.15%
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	1,096,000	1,120,660
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	469,000	538,764
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	631,000	673,593
Intel 3.25% exercise price $21.18, maturity date 8/1/39	401,000	634,334
j2 Global 3.25% exercise price $69.21, maturity date 6/15/29	789,000	917,213

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Technology (continued)
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	88,000	$92,235
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	712,000	720,455
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	1,091,000	930,077

		5,627,331

Transportation – 0.18%
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	333,000	328,005

		328,005

Total Convertible Bonds (cost $22,725,453)		23,341,404

Corporate Bonds – 42.86%

Banking – 2.02%
Bank of America
4.45% 3/3/26	5,000	5,166
6.30% 12/29/49 ●	20,000	21,275
Bank of New York Mellon 2.50% 4/15/21	10,000	10,198
BB&T 2.45% 1/15/20	35,000	35,713
Citizens Financial Group 4.30% 12/3/25	5,000	5,161
Credit Suisse Group 144A 6.25% 12/29/49 #●	485,000	468,818
HSBC Holdings 6.875% 12/29/49 ●	270,000	272,700
Huntington Bancshares 3.15% 3/14/21	5,000	5,133
JPMorgan Chase
3.20% 6/15/26	5,000	4,998
3.30% 4/1/26	5,000	5,077
4.25% 10/1/27	20,000	20,735
6.75% 8/29/49 ●	715,000	794,544
Lloyds Banking Group 7.50% 4/30/49 ●	245,000	246,225
Morgan Stanley
3.875% 1/27/26	10,000	10,438
3.95% 4/23/27	60,000	59,888
PNC Funding 5.625% 2/1/17	35,000	36,006
Popular 7.00% 7/1/19	485,000	483,787

(continues)	7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
RBC USA Holdco 5.25% 9/15/20	5,000	$5,592
Royal Bank of Scotland Group 8.00% 12/29/49 ●	410,000	404,363
Santander Issuances 5.179% 11/19/25	200,000	199,206
Santander UK Group Holdings 2.875% 10/16/20	15,000	14,953
State Street
2.55% 8/18/20	5,000	5,136
3.10% 5/15/23	5,000	5,127
3.55% 8/18/25	5,000	5,359
SunTrust Banks 2.35% 11/1/18	10,000	10,124
Toronto-Dominion Bank
2.125% 4/7/21	5,000	5,014
2.50% 12/14/20	5,000	5,096
U.S. Bancorp 3.10% 4/27/26	5,000	5,043
UBS Group 6.875% 12/29/49 ●	400,000	387,572
USB Capital IX 3.50% 10/29/49 @●	80,000	64,916
Zions Bancorporation 4.50% 6/13/23	5,000	5,181

		3,608,544

Basic Industry – 3.15%
AK Steel 7.625% 5/15/20	271,000	219,510
ArcelorMittal
6.50% 3/1/21	155,000	161,200
7.25% 2/25/22	180,000	189,000
10.85% 6/1/19	115,000	135,556
Builders FirstSource
144A 7.625% 6/1/21 #	406,000	428,330
144A 10.75% 8/15/23 #	445,000	486,163
CF Industries 6.875% 5/1/18	10,000	10,843
Chemours
6.625% 5/15/23	130,000	117,325
7.00% 5/15/25	123,000	108,471
Dow Chemical 8.55% 5/15/19	34,000	40,350
Eastman Chemical 4.65% 10/15/44	10,000	9,909
FMG Resources August 2006 144A 6.875% 4/1/22 #	300,000	273,447
Freeport-McMoRan 3.55% 3/1/22	250,000	210,625
Georgia-Pacific 8.00% 1/15/24	20,000	26,079

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
International Paper 5.15% 5/15/46	5,000	$5,244
INVISTA Finance 144A 4.25% 10/15/19 #	10,000	9,775
James Hardie International Finance 144A 5.875% 2/15/23 #	415,000	423,300
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	165,000	169,950
Kraton Polymers 144A 10.50% 4/15/23 #	185,000	196,563
Methanex 4.25% 12/1/24	5,000	4,301
NCI Building Systems 144A 8.25% 1/15/23 #	340,000	365,500
New Gold
144A 6.25% 11/15/22 #	146,000	139,065
144A 7.00% 4/15/20 #	150,000	151,313
NOVA Chemicals 144A 5.00% 5/1/25 #	305,000	301,950
PPG Industries 2.30% 11/15/19	5,000	5,006
PQ 144A 6.75% 11/15/22 #	400,000	418,000
Rayonier AM Products 144A 5.50% 6/1/24 #	259,000	220,797
Rio Tinto Finance USA 3.75% 6/15/25	5,000	4,993
Steel Dynamics 5.50% 10/1/24	240,000	247,248
Summit Materials
6.125% 7/15/23	420,000	424,200
144A 8.50% 4/15/22 #	120,000	128,400

		5,632,413

Brokerage – 0.01%
Jefferies Group
5.125% 1/20/23	10,000	10,379
6.45% 6/8/27	5,000	5,460
6.50% 1/20/43	5,000	4,919
Lazard Group
6.85% 6/15/17	6,000	6,294

		27,052

Capital Goods – 3.94%
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	200,000
144A 6.00% 6/30/21 #	400,000	396,000
144A 7.25% 5/15/24 #	200,000	205,000
Ball 5.25% 7/1/25	200,000	209,000
BWAY Holding 144A 9.125% 8/15/21 #	473,000	457,627

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Cemex
144A 5.70% 1/11/25 #	1,000,000	$947,500
144A 7.25% 1/15/21 #	480,000	502,752
144A 7.75% 4/16/26 #	200,000	210,750
Crane 4.45% 12/15/23	10,000	10,579
Fortune Brands Home & Security 3.00% 6/15/20	5,000	5,066
Gardner Denver 144A 6.875% 8/15/21 #	484,000	417,450
General Electric
2.10% 12/11/19	35,000	35,808
5.55% 5/4/20	5,000	5,729
6.00% 8/7/19	10,000	11,425
KLX 144A 5.875% 12/1/22 #	385,000	381,150
Lockheed Martin 3.55% 1/15/26	5,000	5,319
Masco 3.50% 4/1/21	5,000	5,087
Plastipak Holdings 144A 6.50% 10/1/21 #	405,000	417,656
Reynolds Group Issuer 8.25% 2/15/21	540,000	561,901
Signode Industrial Group 144A 6.375% 5/1/22 #	360,000	345,150
Standard Industries
144A 5.50% 2/15/23 #	125,000	129,375
144A 6.00% 10/15/25 #	110,000	117,425
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	400,000	402,000
TransDigm 144A 6.375% 6/15/26 #	650,000	651,625
US Concrete 144A 6.375% 6/1/24 #	405,000	406,013

		7,037,387

Communications – 4.30%
21st Century Fox America 4.95% 10/15/45	5,000	5,466
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	20,033
AT&T
3.60% 2/17/23	10,000	10,281
5.65% 2/15/47	15,000	16,898
CC Holdings GS V 3.849% 4/15/23	5,000	5,212
CenturyLink
5.80% 3/15/22	210,000	203,437
6.75% 12/1/23	370,000	362,137
7.50% 4/1/24	130,000	128,944

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Charter Communications Operating 144A 4.908% 7/23/25 #	10,000	$10,716
Cogent Communications Finance 144A 5.625% 4/15/21 #@	320,000	319,200
Cogent Communications Group 144A 5.375% 3/1/22 #	125,000	126,250
Crown Castle Towers 144A 4.883% 8/15/20 #	30,000	32,377
Digicel 144A 6.75% 3/1/23 #	355,000	314,175
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	970,375
144A 8.25% 9/30/20 #	475,000	414,437
Frontier Communications
144A 10.50% 9/15/22 #	425,000	444,125
144A 11.00% 9/15/25 #	355,000	362,544
Historic TW 6.875% 6/15/18	25,000	27,586
Lamar Media 144A 5.75% 2/1/26 #	360,000	379,800
Level 3 Financing 5.375% 5/1/25	360,000	367,722
Omnicom Group 3.60% 4/15/26	5,000	5,141
Sable International Finance 144A 6.875% 8/1/22 #	290,000	297,975
Sprint
7.125% 6/15/24	510,000	386,325
7.25% 9/15/21	115,000	93,725
Sprint Capital 6.90% 5/1/19	120,000	112,500
Sprint Communications
144A 7.00% 3/1/20 #	150,000	155,549
144A 9.00% 11/15/18 #	230,000	245,525
T-Mobile USA
6.00% 3/1/23	195,000	204,019
6.00% 4/15/24	85,000	88,791
6.375% 3/1/25	155,000	162,944
6.50% 1/15/26	320,000	339,600
Verizon Communications 4.862% 8/21/46	5,000	5,360
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	410,000	412,050
Wind Acquisition Finance 144A 7.375% 4/23/21 #	365,000	347,206
Zayo Group 6.00% 4/1/23	305,000	314,913

		7,693,338

(continues)	9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical – 3.58%
American Builders & Contractors Supply 144A 5.75% 12/15/23 #	215,000	$224,137
American Tire Distributors 144A 10.25% 3/1/22 #	310,000	270,087
Beacon Roofing Supply 6.375% 10/1/23	290,000	308,850
BMW U.S. Capital
144A 2.00% 4/11/21 #	5,000	4,980
144A 2.80% 4/11/26 #	15,000	15,028
Boyd Gaming
144A 6.375% 4/1/26 #	150,000	155,250
6.875% 5/15/23	520,000	547,820
CVS Health
2.875% 6/1/26	5,000	4,986
3.875% 7/20/25	5,000	5,388
General Motors Financial
3.45% 4/10/22	10,000	9,934
3.70% 5/9/23	5,000	4,956
GLP Capital 5.375% 4/15/26	185,000	193,325
Group 1 Automotive 144A 5.25% 12/15/23 #	255,000	252,450
HD Supply 144A 5.75% 4/15/24 #	205,000	213,713
Home Depot 3.00% 4/1/26	10,000	10,361
Hyundai Capital America 144A 2.55% 2/6/19 #	10,000	10,136
JC Penney 8.125% 10/1/19	400,000	411,000
L Brands 6.875% 11/1/35	415,000	439,900
LKQ 4.75% 5/15/23	175,000	172,813
Lowe’s
2.50% 4/15/26	5,000	4,945
3.375% 9/15/25	5,000	5,315
3.70% 4/15/46	5,000	4,913
M/I Homes 6.75% 1/15/21	400,000	404,000
Marriott International 3.375% 10/15/20	5,000	5,155
MGM Resorts International 6.00% 3/15/23	447,000	468,233
MGP Growth Properties Operating Partnership 144A 5.625% 5/1/24 #	215,000	226,287
Mohegan Tribal Gaming Authority 9.75% 9/1/21	730,000	772,887
Neiman Marcus Group 144A 8.00% 10/15/21 #	225,000	171,000
O’Reilly Automotive 3.55% 3/15/26	5,000	5,167

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Penske Automotive Group 5.50% 5/15/26	395,000	$393,025
Priceline Group 3.60% 6/1/26	5,000	5,022
Rite Aid 144A 6.125% 4/1/23 #	450,000	477,563
Starbucks 2.70% 6/15/22	5,000	5,197
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25 @	5,000	5,110
Target 3.625% 4/15/46	5,000	4,908
Toyota Motor Credit 2.80% 7/13/22	5,000	5,195
Walgreens Boots Alliance
3.10% 6/1/23	5,000	5,003
3.45% 6/1/26	5,000	5,009
4.80% 11/18/44	5,000	5,172
Wynn Las Vegas 144A 5.50% 3/1/25 #	175,000	169,531

		6,403,751

Consumer Non-Cyclical – 3.78%
Abbvie
3.20% 5/14/26	5,000	4,971
4.30% 5/14/36	5,000	4,967
Albertsons 144A 6.625% 6/15/24 #	560,000	574,700
Anheuser-Busch InBev Finance 3.65% 2/1/26	30,000	31,236
AstraZeneca 3.375% 11/16/25	5,000	5,151
Becton Dickinson
3.734% 12/15/24	5,000	5,311
6.375% 8/1/19	10,000	11,294
Biogen
4.05% 9/15/25	5,000	5,348
5.20% 9/15/45	5,000	5,523
Celgene
3.875% 8/15/25	5,000	5,242
5.00% 8/15/45	5,000	5,335
Covidien International Finance 4.20% 6/15/20	20,000	21,847
Dean Foods 144A 6.50% 3/15/23 #	310,000	323,950
ExamWorks Group 5.625% 4/15/23	405,000	435,881
JBS Investments 144A 7.75% 10/28/20 #	210,000	221,025
JBS USA 144A 5.75% 6/15/25 #	1,530,000	1,468,800

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Kraft Heinz Foods
144A 3.00% 6/1/26 #	5,000	$4,955
144A 4.375% 6/1/46 #	5,000	5,080
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	565,000	549,463
Mylan
144A 3.15% 6/15/21 #	5,000	4,994
144A 3.95% 6/15/26 #	5,000	4,962
NBTY 144A 7.625% 5/15/21 #	505,000	516,363
PepsiCo 4.45% 4/14/46	5,000	5,515
Post Holdings
7.375% 2/15/22	225,000	238,500
144A 7.75% 3/15/24 #	320,000	349,200
Prestige Brands
144A 5.375% 12/15/21 #	210,000	213,675
144A 6.375% 3/1/24 #	70,000	74,025
Reynolds American
4.00% 6/12/22	5,000	5,381
4.45% 6/12/25	10,000	10,999
Spectrum Brands 6.125% 12/15/24	500,000	531,250
St. Jude Medical 2.80% 9/15/20	5,000	5,092
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	430,000	438,600
SUPERVALU 7.75% 11/15/22	230,000	200,963
Sysco 3.30% 7/15/26	10,000	10,179
Thermo Fisher Scientific 3.00% 4/15/23	10,000	10,054
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	115,000	102,063
144A 6.125% 4/15/25 #	180,000	150,975
144A 6.75% 8/15/18 #	165,000	162,113
Zimmer Biomet Holdings 4.625% 11/30/19	30,000	32,525

		6,757,507

Electric – 0.42%
Alabama Power 4.30% 1/2/46	15,000	16,255
Ameren Illinois
3.25% 3/1/25	5,000	5,277
9.75% 11/15/18	45,000	53,293
American Transmission Systems 144A 5.25% 1/15/22 #	15,000	16,876

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Berkshire Hathaway Energy 3.75% 11/15/23	10,000	$10,765
Cleveland Electric Illuminating 5.50% 8/15/24	15,000	17,354
CMS Energy 6.25% 2/1/20	5,000	5,746
Commonwealth Edison 5.80% 3/15/18	5,000	5,389
Dominion Resources 3.90% 10/1/25	5,000	5,187
DTE Energy 144A 3.30% 6/15/22 #	5,000	5,152
Duke Energy
3.75% 4/15/24	5,000	5,295
4.80% 12/15/45	5,000	5,564
Dynegy 7.625% 11/1/24	390,000	376,350
Entergy Louisiana 4.05% 9/1/23	15,000	16,464
Exelon 3.95% 6/15/25	10,000	10,516
Great Plains Energy 4.85% 6/1/21	5,000	5,437
Interstate Power & Light 3.40% 8/15/25	5,000	5,274
IPALCO Enterprises 5.00% 5/1/18	10,000	10,500
ITC Holdings 3.65% 6/15/24	5,000	5,126
Kansas City Power & Light 3.65% 8/15/25	10,000	10,381
LG&E & KU Energy 4.375% 10/1/21	20,000	21,902
National Rural Utilities Cooperative Finance
2.85% 1/27/25	5,000	5,092
4.75% 4/30/43 ●	10,000	9,735
NextEra Energy Capital Holdings 2.40% 9/15/19	10,000	10,132
NV Energy 6.25% 11/15/20	5,000	5,862
Pennsylvania Electric 5.20% 4/1/20	10,000	10,470
PPL Electric Utilities 3.00% 9/15/21	10,000	10,508
Public Service of New Hampshire 3.50% 11/1/23	5,000	5,252
Public Service of Oklahoma 5.15% 12/1/19	30,000	33,140
Puget Energy 6.00% 9/1/21	5,000	5,691
San Diego Gas & Electric 2.50% 5/15/26	5,000	4,956
SCANA 4.125% 2/1/22	10,000	10,375

(continues)	11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Southern
3.25% 7/1/26	10,000	$10,137
4.40% 7/1/46	5,000	5,110
Xcel Energy 3.30% 6/1/25	10,000	10,330

		750,893

Energy – 5.62%
AmeriGas Finance 7.00% 5/20/22	300,000	317,625
Antero Resources
5.125% 12/1/22	110,000	105,875
5.375% 11/1/21	155,000	151,900
6.00% 12/1/20	70,000	69,825
Calumet Specialty Products Partners 7.625% 1/15/22	275,000	183,563
Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24 #	205,000	210,381
Chevron 2.954% 5/16/26	5,000	5,030
Concho Resources
5.50% 10/1/22	175,000	175,875
5.50% 4/1/23	210,000	211,050
Continental Resources 5.00% 9/15/22	210,000	199,500
Dominion Gas Holdings 4.60% 12/15/44	5,000	5,142
Ecopetrol 5.875% 5/28/45	615,000	498,827
Energy Transfer Equity 7.50% 10/15/20	245,000	251,125
Energy Transfer Partners
4.75% 1/15/26	5,000	4,783
9.70% 3/15/19	7,000	7,837
EnLink Midstream Partners
2.70% 4/1/19	240,000	223,261
4.15% 6/1/25	488,000	418,820
Enterprise Products Operating 3.95% 2/15/27	5,000	5,160
Freeport-McMoran Oil & Gas 6.50% 11/15/20	425,000	410,125
Genesis Energy
5.75% 2/15/21	360,000	336,600
6.00% 5/15/23	80,000	74,000
6.75% 8/1/22	244,000	233,020
Hilcorp Energy I
144A 5.00% 12/1/24 #	208,000	198,640
144A 5.75% 10/1/25 #	154,000	149,380
Laredo Petroleum 7.375% 5/1/22	195,000	197,194

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Murphy Oil USA 6.00% 8/15/23	395,000	$411,787
Newfield Exploration 5.625% 7/1/24	285,000	285,000
Noble Energy 5.05% 11/15/44	5,000	4,774
Noble Holding International 5.00% 3/16/18	210,000	204,067
NuStar Logistics 6.75% 2/1/21	360,000	363,600
Oasis Petroleum 6.875% 3/15/22	435,000	402,375
Petroleos Mexicanos
5.50% 6/27/44	512,000	430,182
6.625% 6/15/35	1,000,000	984,900
Plains All American Pipeline 8.75% 5/1/19	10,000	11,189
QEP Resources 5.25% 5/1/23	225,000	208,125
Regency Energy Partners 5.875% 3/1/22	275,000	281,030
Shell International Finance 4.00% 5/10/46	5,000	4,880
Sunoco 144A 6.25% 4/15/21 #	210,000	210,525
Targa Resources Partners
6.625% 10/1/20	45,000	46,125
144A 6.75% 3/15/24 #	375,000	372,188
6.875% 2/1/21	325,000	330,688
Tesoro Logistics
6.125% 10/15/21	55,000	57,063
6.375% 5/1/24	170,000	175,950
Transocean
6.00% 3/15/18	285,000	277,875
7.375% 4/15/18	125,000	122,344
Williams Partners 7.25% 2/1/17	20,000	20,662
Woodside Finance 144A 8.75% 3/1/19 #	15,000	17,370
WPX Energy 7.50% 8/1/20	195,000	192,075

		10,059,312

Financials – 0.28%
Affiliated Managers Group 3.50% 8/1/25	5,000	4,880
Ally Financial 5.75% 11/20/25	485,000	492,881
Aviation Capital Group
144A 4.875% 10/1/25 #	5,000	4,981

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Aviation Capital Group
144A 6.75% 4/6/21 #	5,000	$5,669

		508,411

Healthcare – 3.96%
Air Medical Merger Sub 144A 6.375% 5/15/23 #	430,000	422,475
Amsurg 5.625% 7/15/22	305,000	310,719
Community Health Systems 6.875% 2/1/22	436,000	376,874
DaVita HealthCare Partners
5.00% 5/1/25	450,000	447,187
5.125% 7/15/24	145,000	147,229
HCA
5.25% 6/15/26	105,000	108,150
5.375% 2/1/25	715,000	726,619
5.875% 2/15/26	110,000	114,125
HealthSouth
5.75% 11/1/24	420,000	427,875
5.75% 9/15/25	205,000	208,075
Hill-Rom Holdings 144A 5.75% 9/1/23 #	395,000	405,863
IASIS Healthcare 8.375% 5/15/19	635,000	612,775
Immucor 11.125% 8/15/19	85,000	77,775
Kinetic Concepts
10.50% 11/1/18	235,000	235,587
12.50% 11/1/19	325,000	299,000
LifePoint Health 5.875% 12/1/23	435,000	450,225
Mallinckrodt International Finance
4.75% 4/15/23	40,000	33,150
144A 5.50% 4/15/25 #	80,000	72,600
144A 5.625% 10/15/23 #	245,000	231,525
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	370,000	404,225
144A 7.125% 6/1/24 #	575,000	592,250
Tenet Healthcare 8.125% 4/1/22	365,000	369,106

		7,073,409

Insurance – 0.80%
American International Group 4.125% 2/15/24	5,000	5,213
Berkshire Hathaway Finance 2.90% 10/15/20	35,000	36,790
Chubb INA Holdings 3.35% 5/3/26	5,000	5,246

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Highmark 144A 6.125% 5/15/41 #@	5,000	$4,890
HUB International
144A 7.875% 10/1/21 #	435,000	427,387
144A 9.25% 2/15/21 #	110,000	114,675
Liberty Mutual Group 144A 4.95% 5/1/22 #	5,000	5,460
MetLife 6.40% 12/15/36	100,000	107,626
Principal Life Global Funding II 144A 3.00% 4/18/26 #	5,000	4,986
Prudential Financial 5.375% 5/15/45 ●	5,000	5,137
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	5,000	5,085
144A 4.125% 11/1/24 #	10,000	10,318
USI 144A 7.75% 1/15/21 #	420,000	419,475
Voya Financial 5.65% 5/15/53 ●	5,000	4,700
XLIT
4.45% 3/31/25	5,000	4,961
5.50% 3/31/45	10,000	9,709
6.50% 12/29/49 ●	365,000	258,694

		1,430,352

Media – 4.13%
Altice Luxembourg 144A 7.75% 5/15/22 #	230,000	236,469
CCO Holdings
144A 5.375% 5/1/25 #	155,000	157,713
144A 5.50% 5/1/26 #	25,000	25,313
144A 5.75% 2/15/26 #	365,000	375,037
144A 5.875% 4/1/24 #	25,000	26,125
144A 5.875% 5/1/27 #	305,000	313,006
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	325,000	338,813
Columbus International 144A 7.375% 3/30/21 #	470,000	494,440
Comcast 3.15% 3/1/26	15,000	15,554
CSC Holdings 5.25% 6/1/24	455,000	410,637
DISH DBS
5.00% 3/15/23	215,000	196,187
5.875% 11/15/24	315,000	292,717
Gray Television 7.50% 10/1/20	295,000	310,856
Midcontinent Communications & Midcontinent Finance 144A 6.875% 8/15/23 #	235,000	245,575

(continues)	13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Neptune Finco 144A 10.875% 10/15/25 #	200,000	$228,000
Numericable-SFR 144A 7.375% 5/1/26 #	860,000	868,600
RCN Telecom Services 144A 8.50% 8/15/20 #	315,000	325,631
Sinclair Television Group 144A 5.625% 8/1/24 #	390,000	401,213
Sirius XM Radio 144A 5.375% 4/15/25 #	380,000	382,375
Tribune Media 5.875% 7/15/22	425,000	431,375
Unitymedia 144A 6.125% 1/15/25 #	400,000	412,500
VTR Finance 144A 6.875% 1/15/24 #	430,000	425,163
WideOpenWest Finance 10.25% 7/15/19	445,000	465,581

		7,378,880

Natural Gas – 0.00%
NiSource Finance 6.125% 3/1/22	5,000	5,911

		5,911

Real Estate Investment Trusts – 0.98%
Avalonbay Communities 2.95% 5/11/26	5,000	4,982
Communications Sales & Leasing
144A 6.00% 4/15/23 #	170,000	169,575
8.25% 10/15/23	165,000	156,337
Corporate Office Properties
3.60% 5/15/23	5,000	4,733
5.25% 2/15/24	10,000	10,447
DDR
3.625% 2/1/25	5,000	4,911
7.50% 4/1/17	5,000	5,237
7.875% 9/1/20	20,000	23,966
Education Realty Operating Partnership 4.60% 12/1/24	5,000	4,998
Equinix 5.875% 1/15/26	180,000	188,100
ESH Hospitality 144A 5.25% 5/1/25 #	580,000	565,500
Hospitality Properties Trust 4.50% 3/15/25	5,000	4,884
Host Hotels & Resorts 4.50% 2/1/26	5,000	5,171
Iron Mountain 144A 4.375% 6/1/21 #	170,000	170,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate Investment Trusts (continued)
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	420,000	$415,537
Regency Centers 5.875% 6/15/17	15,000	15,624
WP Carey 4.60% 4/1/24	5,000	5,058

		1,755,060

Services – 2.09%
ADT 6.25% 10/15/21	195,000	205,237
BlueLine Rental Finance 144A 7.00% 2/1/19 #	395,000	335,750
GEO Group
5.125% 4/1/23	165,000	161,287
5.875% 10/15/24	140,000	142,275
6.00% 4/15/26	280,000	283,500
GFL Environmental 144A 9.875% 2/1/21 #	260,000	278,850
Mattamy Group 144A 6.50% 11/15/20 #	275,000	268,813
NES Rentals Holdings 144A 7.875% 5/1/18 #	240,000	234,000
Prime Security Services Borrower 144A 9.25% 5/15/23 #	570,000	597,075
Scientific Games 8.125% 9/15/18	210,000	204,750
Team Health 144A 7.25% 12/15/23 #	325,000	349,375
United Rentals North America
5.50% 7/15/25	50,000	49,250
5.75% 11/15/24	530,000	533,975
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	165,000	91,575

		3,735,712

Technology – 2.54%
Apple 3.25% 2/23/26	5,000	5,193
CDK Global 4.50% 10/15/24	5,000	4,997
Change Healthcare Holdings 144A 6.00% 2/15/21 #	350,000	353,500
CommScope 144A 5.50% 6/15/24 #	150,000	151,687
CommScope Technologies Finance 144A 6.00% 6/15/25 #	240,000	245,400
Entegris 144A 6.00% 4/1/22 #	415,000	430,044
Fidelity National Information Services 5.00% 10/15/25	10,000	11,154

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
First Data 144A 7.00% 12/1/23 #	906,000	$921,855
Infor US 6.50% 5/15/22	510,000	470,475
Intel 2.60% 5/19/26	5,000	4,979
Micron Technology 144A 7.50% 9/15/23 #	285,000	299,963
Microsemi 144A 9.125% 4/15/23 #	370,000	407,925
National Semiconductor 6.60% 6/15/17	20,000	21,093
Open Text 144A 5.875% 6/1/26 #	170,000	170,850
Oracle 4.30% 7/8/34	25,000	26,728
PTC 6.00% 5/15/24	210,000	219,187
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	350,000	369,250
Solera 144A 10.50% 3/1/24 #	255,000	277,313
Western Digital 144A 10.50% 4/1/24 #	140,000	145,250

		4,536,843

Transportation – 0.46%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	4,922	4,990
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	4,567	4,715
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	4,773	4,826
Burlington Northern Santa Fe 4.15% 4/1/45	15,000	15,667
ERAC USA Finance 144A 5.25% 10/1/20 #	15,000	16,698
Norfolk Southern 2.90% 6/15/26	5,000	4,983
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	330,000	333,300
Penske Truck Leasing
144A 3.30% 4/1/21 #	5,000	5,038
144A 3.375% 2/1/22 #	5,000	4,985
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	4,714	4,938
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	4,855	5,006

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
United Parcel Service 5.125% 4/1/19	10,000	$11,034
XPO Logistics 144A 6.50% 6/15/22 #	420,000	405,300

		821,480

Utilities – 0.80%
AES
5.50% 4/15/25	345,000	344,137
6.00% 5/15/26	50,000	50,750
American Water Capital 3.40% 3/1/25	5,000	5,290
Calpine
144A 5.25% 6/1/26 #	395,000	395,494
5.375% 1/15/23	175,000	171,883
5.50% 2/1/24	205,000	199,299
Dynegy 7.375% 11/1/22	35,000	33,950
Enel 144A 8.75% 9/24/73 #●	200,000	231,000

		1,431,803

Total Corporate Bonds (cost $77,887,552)		76,648,058

Non-Agency Asset-Backed Securities – 0.02%

Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	9,685	9,672
Series 2016-A A2B 0.784% 2/15/19 ●	25,000	25,034

Total Non-Agency Asset-Backed Securities (cost $34,683)		34,706

Non-Agency Collateralized Mortgage Obligations – 0.06%

Citicorp Mortgage Securities Trust Series 2007-1 2A1 5.50% 1/25/22 @	4,266	4,254
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.929% 11/25/36 f	100,000	99,033

Total Non-Agency Collateralized Mortgage Obligations (cost $91,176)		103,287

(continues)	15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans – 2.60%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	239,407	$218,459
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	388,948	390,299
Amaya Holdings 1st Lien 5.00% 8/1/21	403,982	391,975
Applied Systems 2nd Lien 7.50% 1/23/22 @	397,331	396,337
Atkore International 2nd Lien 7.75% 10/9/21	77,000	75,268
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	417,999	406,024
Blue Ribbon 1st Lien 5.00% 11/13/21	225,000	225,094
Flint Group 2nd Lien 8.25% 9/7/22 @	375,000	349,688
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	253,263	237,751
Immucor Tranche B2 1st Lien 5.00% 8/17/18 @	275,000	261,021
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	231,933	233,045
KIK Custom Products 1st Lien 6.00% 8/26/22 @	263,875	261,566
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	75,000	74,297
Marina District Tranche B 1st Lien 6.50% 8/15/18	252,656	253,209
Mohegan Tribal Gaming Authority Tranche B 5.50% 6/15/18	249,344	248,954
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	140,000	141,175
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	297,850	297,850
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	192,000	193,040

Total Senior Secured Loans (cost $4,607,624)		4,655,052

Sovereign Bonds – 3.62%Δ

Indonesia – 2.70%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,015,698

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Indonesia (continued)
Indonesia Government International Bonds
6.625% 2/17/37	1,350,000	$1,599,832
144A 6.75% 1/15/44 #	1,800,000	2,204,741

		4,820,271

Mexico – 0.92%
Mexico Government International Bond 3.60% 1/30/25	1,632,000	1,650,360

		1,650,360

Total Sovereign Bonds (cost $6,502,337)		6,470,631

U.S. Treasury Obligations – 0.79%

U.S. Treasury Bond 3.00% 11/15/45	125,000	134,558
U.S. Treasury Notes
1.375% 1/31/21	60,000	60,054
1.375% 4/30/21	190,000	190,067
1.625% 2/15/26	1,050,000	1,029,246
2.25% 11/15/25	5,000	5,181

Total U.S. Treasury Obligations (cost $1,416,033)		1,419,106

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.00% 1/15/87 #@¿	500,000	0

Total Leveraged Non-Recourse Security (cost $425,000)		0

	Number of shares

Master Limited Partnership – 0.56%

Ares Management	9,000	126,900
Brookfield Infrastructure Partners	5,400	230,904
Merion Countryside 144A #@=	693,473	645,762

Total Master Limited Partnership (cost $1,013,031)		1,003,566

	Number of shares	Value (U.S. $)

Preferred Stock – 1.02%

Bank of America 6.50% ●	735,000	$776,344
Freddie Mac 6.02%	40,000	151,200
General Electric 5.00% ●	10,000	10,487
GMAC Capital Trust I 6.411% ●	12,000	300,540
Integrys Energy Group 6.00% @●	300	7,894
Morgan Stanley 5.55% ●	400,000	400,500
Northstar Realty Finance 8.50%	3,580	86,063
Vornado Realty Trust 6.625%	3,700	96,644

Total Preferred Stock (cost $2,686,229)		1,829,672

Rights – 0.02%

Safeway CVR @=†	23,200	23,546
Safeway CVR @=†	23,200	1,132

Total Rights (cost $0)		24,678

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 @†	12,540	752

Total Warrant (cost $104)		752

	Principal amount°

Short-Term Investments – 4.57%

Discount Notes – 2.68%≠
Federal Home Loan Bank
0.323% 7/13/16	1,845,118	1,844,426
0.325% 8/3/16	556,780	556,387
0.335% 7/12/16	345,111	344,985
0.335% 7/21/16	479,321	479,108
0.34% 7/22/16	573,434	573,173
0.35% 7/25/16	436,824	436,613
0.38% 7/18/16	264,848	264,737
0.385% 6/8/16	292,909	292,897

		4,792,326

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 1.89%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $695,192 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $709,092)	695,188	$695,188
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $1,158,655 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $1,181,819)	1,158,646	1,158,646
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $1,519,178 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $1,549,550)	1,519,166	1,519,166

		3,373,000

Total Short-Term Investments (cost $8,165,319)		8,165,326

Total Value of Securities – 140.74% (cost $249,439,997)		$251,675,274

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $48,162,597, which represents 26.93% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $13,937,478, which represents 7.79% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

(continues)	17

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

❖	Securities have been classified by type of business. Aggregate classification by country of origin has been presented in “Security type / sector and country allocations” on page 2.
T	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2016, the aggregate value of fair valued securities was $670,440, which represents 0.37% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2016.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following commitment was outstanding at May 31, 2016:

Borrower	Unfunded Loan Commitments
Nexstar Broadcasting	$935,000

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
CVA – Dutch Certificate
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
FDR – Finnish Depositary Receipt
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Enhanced Global Dividend and Income Fund

May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$243,509,948
Short-term investments, at value[2]	8,165,326
Foreign currencies, at value[3]	114,161
Cash	81,982
Receivable for securities sold	4,031,652
Dividend and interest receivable	2,302,192
Other assets[4]	105,920

Total assets	258,311,181

Liabilities:
Borrowing under line of credit	75,000,000
Payable for securities purchased	3,811,311
Investment management fees payable	202,780
Other accrued expenses	92,601
Legal fees payable to affiliates	16,843
Other affiliates payable	5,415
Trustees’ fees and expenses payable	1,052
Accounting and administration expenses payable to affiliates	1,011
Interest expense payable on line of credit	5,410
Reports and statements to shareholders expenses payable to affiliates	62
Bond proceeds payable[4]	353,068

Total liabilities	79,489,553

Total Net Assets	$178,821,628

Net Assets Consist of:
Paid-in capital	$223,785,159
Distributions in excess of net investment income	(3,888,709)
Accumulated net realized loss on investments	(43,303,982)
Net unrealized appreciation of investments	2,235,277
Net unrealized depreciation of foreign currencies	(6,117)

Total Net Assets	$178,821,628

Net Asset Value

Common Shares
Net assets	$178,821,628
Shares of beneficial interest outstanding	15,863,616
Net asset value per share	$11.27

[1] Investments, at cost	$241,274,678
[2] Short-term investments, at cost	8,165,319
[3] Foreign currencies, at cost	115,876
[4] See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2016 (Unaudited)

Investment Income:
Interest	$4,016,179
Dividends	2,434,494
Foreign tax withheld	(196,828)

6,253,845

Expenses:
Management fees	1,184,211
Interest expense	506,013
Reports and statements to shareholders expenses	74,352
Accounting and administration expenses	40,824
Dividend disbursing and transfer agent fees and expenses	25,867
Custodian fees	23,214
Audit and tax fees	20,845
Legal fees	16,586
Trustees’ fees and expenses	4,308
Registration fees	597
Other expenses	41,464

Total operating expenses	1,938,281

Net Investment Income	4,315,564

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,808,034)
Foreign currencies	(922,319)
Foreign currency exchange contracts	19,023
Swap contracts	(437)

Net realized loss	(6,711,767)

Net change in unrealized appreciation (depreciation) of:
Investments	6,093,666
Foreign currencies	8,201
Foreign currency exchange contracts	8
Swap contracts	347

Net change in unrealized appreciation (depreciation)	6,102,222

Net Realized and Unrealized Loss	(609,545)

Net Increase in Net Assets Resulting from Operations	$3,706,019

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six months
	ended
	5/31/16	Year ended
	(Unaudited)	11/30/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,315,564	$8,979,786
Net realized gain (loss)	(6,711,767)	2,254,797
Net change in unrealized appreciation (depreciation)	6,102,222	(23,983,029)

Net increase (decrease) in net assets resulting from operations	3,706,019	(12,748,446)

Dividends and Distributions to Shareholders from:
Net investment income	(7,138,627)	(11,617,505)
Return of capital	—	(2,659,749)

	(7,138,627)	(14,277,254)

Net Decrease in Net Assets	(3,432,608)	(27,025,700)

Net Assets:
Beginning of period	182,254,236	209,279,936

End of period	$178,821,628	$182,254,236

Distributions in excess of net investment income	$(3,888,709)	$(1,065,646)

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2016 (Unaudited)

Net Cash (including Foreign Currency) Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$3,706,019

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments, net	(569,717)
Purchase of investment securities	(65,855,471)
Purchase of short-term investment securities, net	(4,240,153)
Proceeds from disposition of investment securities	83,342,211
Net realized loss on investments	6,073,777
Net realized loss on foreign currencies	906,713
Net change in unrealized appreciation (depreciation) of investments	(6,093,666)
Net change in unrealized appreciation (depreciation) of foreign currencies	(8,201)
Net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	(8)
Net change in unrealized appreciation (depreciation) of swap contracts	(114)
Decrease in cash collateral due from broker	2,815
Increase in receivable for securities sold	(3,220,119)
Decrease in dividends, interest, and securities lending income receivable	63,954
Decrease in upfront payments payable on credit default swap contracts	(1,891)
Decrease in swap payments payable	(209)
Increase in payable for securities purchased	1,955,573
Decrease in interest expense payable on line of credit	(14,727)
Decrease in investment management fees payable	(6,583)
Decrease in variation margin due to broker on centrally cleared credit default swap contracts	(19)
Decrease in Trustees’ fees and expenses payable	(49)
Increase in legal fees payable	16,843
Increase in accounting and administration expenses payable	1,011
Increase in reports and statements to shareholders expenses payable	62
Increase in other affiliates payable	2,088
Decrease in other accrued expenses	(31,370)

Total adjustments	12,322,750

Net cash provided by operating activities	16,028,769

Cash Flows Provided by (Used for) Financing Activities:
Decrease in borrowing under line of credit	(9,000,000)
Cash dividends and distributions paid to shareholders	(7,138,627)

Net cash used for financing activities	(16,138,627)

Effect of exchange rates on cash	8,201

Net decrease in cash	(101,657)
Cash at beginning of period*	297,800

Cash at end of period*	$196,143

Cash paid for interest expense on leverage	$520,740

*Includes foreign currencies, at value as shown on the “Statement of assets and liabilities.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	5/31/16[1]	Year ended
	(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11
Net asset value, beginning of period	$11.490	$13.190	$13.520	$12.020	$11.350	$12.320

Income (loss) from investment operations:
Net investment income[2]	0.272	0.566	0.589	0.577	0.557	0.587
Net realized and unrealized gain (loss)	(0.042)	(1.366)	(0.019)	1.823	1.261	(0.327)

Total from investment operations	0.230	(0.800)	0.570	2.400	1.818	0.260

Less dividends and distributions from:
Net investment income	(0.450)	(0.732)	(0.900)	(0.900)	(0.627)	(0.750)
Return of capital	—	(0.168)	—	—	(0.521)	(0.480)

Total dividends and distributions	(0.450)	(0.900)	(0.900)	(0.900)	(1.148)	(1.230)

Net asset value, end of period	$11.270	$11.490	$13.190	$13.520	$12.020	$11.350

Market value, end of period	$9.550	$9.720	$11.960	$12.250	$11.100	$10.920

Total return based on3:
Net asset value	3.07%	(5.30% )	4.94%	21.19%	16.85%	1.77%
Market value	3.25%	(11.65% )	5.02%	18.91%	12.15%	(2.01% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178,822	$182,254	$209,280	$214,429	$190,602	$179,414
Ratio of expenses to average net assets[4,5,6]	2.25%	2.10%	1.88%	1.88%	2.15%	1.98%
Ratio of net investment income to average net assets[7]	5.02%	4.52%	4.31%	4.47%	4.74%	4.68%
Portfolio turnover	27%	48%	56%	56%	53%	72%
Leverage analysis:
Debt outstanding at end of period at par (000 omitted)	$75,000	$84,000	$87,000	$65,725	$65,725	$50,725
Asset coverage per $1,000 of debt outstanding at end of period	$3,384	$3,170	$3,406	$4,263	$3,900	$4,537

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2016 and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 0.41%, 0.33%, 0.27%, 0.27%, 0.42%, and 0.31%, respectively.

[5]

The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2016 and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 1.15%, 1.14%, 1.13%, 1.15%, 1.19%, and 1.28%, respectively.

[6]

The ratio of interest expense to average net assets for the six months ended May 31, 2016 and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 0.59%, 0.47%, 0.37%, 0.36%, 0.56%, and 0.38%, respectively.

[7]

The ratio of net investment income to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2016 and the years ended Nov. 30, 2015, 2014, 2013, 2012, and 2011 were 3.46%, 3.15%, 3.21%, 3.38%, 3.57%, and 3.76%, respectively.

See accompanying notes, which are an integral part of the financial statements.

(continues)	23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

May 31, 2016 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust, and is a diversified closed-end management investment company under the Investment Company Act of 1940 (1940 Act), as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers is to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of non-taxable returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2016 in early 2017.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2016, and matured on the next business day.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for the Company’s use with no restrictions, with original maturities of 90 days or less.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

(continues)	25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust, and the investment manager, an annual fee of 0.95%, of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets excludes the line of credit liability.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets (excluding the line of credit liability) of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2016, the Fund was charged $5,937 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $9,813 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are Officers and/or Trustees of the Fund. These Officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, The Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2016, the Fund engaged in securities purchases of $18,341 and securities sales of $1,511,646, which resulted in net realized gain of $243.

3. Investments

For the six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$61,877,749
Purchases of U.S. government securities	3,977,722
Sales other than U.S. government securities	79,072,552
Sales of U.S. government securities	4,269,659

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$248,673,502

Aggregate unrealized appreciation of investments	$27,051,736
Aggregate unrealized depreciation of investments	(24,049,964)

Net unrealized appreciation of investments	$3,001,772

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2015, will expire as follows: $13,132,049 expires in 2016 and $22,248,222 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2015, no capital loss carryforwards were incurred under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$123,031,975	$—	$—	$123,031,975
Convertible Preferred Stock[1]	4,589,436	12,173	—	4,601,609
Exchange-Traded Note	84,750	—	—	84,750
Agency, Asset-Backed and Mortgage-Backed Securities	—	398,695	—	398,695
Corporate Debt[1]	—	99,716,762	272,700	99,989,462
Foreign Debt	—	6,470,631	—	6,470,631
Senior Secured Loans	—	4,655,052	—	4,655,052
Master Limited Partnership[1]	357,804	—	645,762	1,003,566
Preferred Stock[1]	483,247	1,346,425	—	1,829,672
Rights	—	—	24,678	24,678
Warrant	752	—	—	752
U.S. Treasury Obligations	—	1,419,106	—	1,419,106
Short-Term Investments	—	8,165,326	—	8,165,326

Total Value of Securities	$128,547,964	$122,184,170	$943,140	$251,675,274

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	99.74%	0.26%	—	100.00%
Corporate Debt	—	99.73%	0.27%	100.00%
Master Limited Partnership	35.65%	—	64.35%	100.00%
Preferred Stock	26.41%	73.59%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc. (Computershare), in the open market, if the shares of the Fund are trading at a discount to the Fund’s NAV on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s NAV on the dividend payment date, the Fund will issue shares to shareholders of record at NAV. During the six months ended May 31, 2016 and the year ended Nov. 30, 2015, the Fund did not issue any shares under the Fund’s dividend reinvestment plan.

On May 19, 2016, the Fund’s Board authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase up to 10% of the Fund’s shares, from time to time, in open-market transactions, at the discretion of management. The share repurchase program will commence on Aug. 1, 2016 and has no stated expiration date.

5. Line of Credit

For the six months ended May 31, 2016, the Fund borrowed a portion of the money available to it pursuant to a $87,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that was scheduled to expire on June 18, 2016. Effective June 17, 2016, the Fund entered into a new Credit Agreement that is scheduled to terminate on June 16, 2017. The terms of the new Credit Agreement are substantially the same as the terms in the expiring agreement. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2016, the par value of loans outstanding was $75,000,000, at a variable interest rate of 1.24%. During the six months ended May 31, 2016, the average daily balance of loans outstanding was $77,234,973, at a weighted average interest rate of approximately 1.26%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee under the expiring Credit Agreement was computed at a rate of 0.10% per annum on the unused balance. The rate on the new Credit Agreement is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2016.

During the six months ended May 31, 2016, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the

(continues)	29

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

6. Derivatives (continued)

contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at May 31, 2016.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2016, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2016, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at May 31, 2016.

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Swap Contracts	Total
Foreign currency exchange contracts	$19,023	$—	$19,023
Credit contracts	—	(437)	(437)

Total	$19,023	$(437)	$18,586

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Swap Contracts	Total
Foreign currency exchange contracts	$ 8	$ —	$ 8
Credit contracts	—	347	347
Total	$ 8	$347	$355

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2016:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	16,985	USD	97,576
Swap contracts (average notional value)*	EUR	17,120		—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

(continues)	31

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

7. Offsetting (continued)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 695,188	$ (695,188)	$—	$ (695,188)	$—
Bank of Montreal	1,158,646	(1,158,646)	—	(1,158,646)	—
BNP Paribas	1,519,166	(1,519,166)	—	(1,519,166)	—
Total	$3,373,000	$(3,373,000)	$—	$(3,373,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s NAV could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The

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Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

9. Credit and Market Risk (continued)

yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating-rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $353,068 and an asset of $105,920 based on the expected recoveries to unsecured creditors as of May 31, 2016 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Investments in limited partnerships

The Fund’s investment policies and techniques that are described in the Fund’s prospectus and statement of additional information are clarified to specifically permit investments in limited partnerships, including limited partnerships that invest in real estate assets and other illiquid or restricted assets.

The Fund may invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (“Real Estate Limited Partnerships”). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase.

The Fund’s portfolio managers believe investments in Real Estate Limited Partnerships may offer an opportunity to obtain favorable yields and diversification benefits. However, these investments may be subject, but not limited, to the following risks:

–	The Real Estate Limited Partnerships may include expenses, such as but not limited to general partner or managing member fees, property management fees, borrowing expenses, and acquisition fees, and these fees may reduce the return from the investment.

–	The general partner or managing member of the Real Estate Limited Partnership has broad discretion to manage the entity, and the limited partners may have limited rights in connection with key decisions.

–	A Real Estate Limited Partnership may require additional capital contributions, and it may be difficult to ascertain the amount of the capital contributions in advance.

–	The Fund’s interest in a Real Estate Limited Partnership may become diluted if it does not make requested capital contributions.

–	The Fund may not be able to readily liquidate its interest in the Real Estate Limited Partnership without the prior consent of the general partner, managing member or a majority of partnership interests.

–	A Real Estate Limited Partnership’s distributions may be subject to “waterfalls” that give preference to majority investors.

In certain instances, the Real Estate Limited Partnership may be required to indemnify the general partner, the limited partners, the managing member and officers, against legal claims.

Finally, the income from investments in Real Estate Limited Partnerships is unlikely to qualify for purposes of satisfying the income or asset requirements in the Internal Revenue Code for qualification as a regulated investment company (i.e., that at least 90% of gross income from a regulated investment company be derived from certain specified types of assets and that at each calendar quarter least 50% of the value of the total assets be represented by certain specified types of assets).

Share repurchase program

On May 19, 2016, the Fund’s Board authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase up to 10% of the Fund’s shares, from time to time, in open-market transactions, at the discretion of management. The share repurchase program will commence on Aug. 1, 2016 and has no stated expiration date.

The open-market share repurchase program is intended to benefit shareholders by enabling the Fund to acquire its own shares at a discount to net asset value, thereby increasing the proportionate interest of remaining shareholders. It is also hoped that the implementation of the open-market share repurchase program will help bring the market price of the Fund’s shares closer to their true net asset value; however, the success of the program cannot be guaranteed. There can be no certainty regarding the impact of share repurchases on the sustainability or size of a discount.

In exercising its discretion consistent with its portfolio management responsibilities, the investment manager will take into account various other factors, including, but not limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be undesirable because of liquidity concerns or because the sale might subject the Fund to adverse tax consequences. Any repurchases would be made on a national securities exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or borrowing of the Fund. If and when the Fund’s 10% threshold is reached, no

(continues)	35

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

further repurchases could be completed until authorized by the Board. Until the 10% threshold is reached, Fund management will have the flexibility to commence share repurchases if and when it is determined to be appropriate in light of prevailing circumstances.

Fund management

Roger A. Early, CPA, CFA

Executive Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Mr. Early has been a co-portfolio manager of the Fund since January 2008.

Liu-Er Chen, CFA

Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He received his medical education in China and he has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Mr. Chen has been a co-portfolio manager of the Fund since June 2007.

Edward A. “Ned” Gray, CFA

Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray manages the Global and International Value Equity strategies and has worked with the investment team for more than 25 years. Prior to joining Delaware Investments in June 2005 in his current position, Gray worked with the team as a portfolio manager at Arborway Capital and Thomas Weisel Partners. At ValueQuest/TA, which he joined in 1987, Gray was a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business, and law from Tufts University’s Fletcher School of Law and Diplomacy.

Mr. Gray has been a co-portfolio manager of the Fund since July 2008.

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Mr. Zenouzi has been a co-portfolio manager of the Fund since June 2007.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Mr. Andres has been a co-portfolio manager of the Fund since June 2007.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Mr. Anglace has been a co-portfolio manager of the Fund since March 2010.

Craig C. Dembek, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is co-head of credit research and senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Mr. Dembek has been a co-portfolio manager of the Fund since December 2012.

(continues)	37

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management (continued)

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Mr. Matlack has been a co-portfolio manager of the Fund since December 2012.

John P. McCarthy, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is co-head of credit research and senior research analyst on the firm’s taxable fixed income team, responsible for steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/ trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Mr. McCarthy has been a co-portfolio manager of the Fund since December 2012.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Mr. Nutt has been a co-portfolio manager of the Fund since June 2007.

Christopher M. Testa, CFA

Senior Vice President, Senior Portfolio Manager

Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He primarily manages high yield assets. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

Mr. Testa has been a co-portfolio manager of the Fund since June 2014.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Trustees

Shawn K. Lytle

President and Chief Executive Officer

Delaware Investments® Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec†

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa†

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

†Audit committee member

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/closed-end. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawareinvestments.com/closed-end

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options

Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments® Family of Funds. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware Investments Family of Funds will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2016